Capital Structure and Financial Matters (Tables)	9 Months Ended
Sep. 30, 2021
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 for initial public offering	3,000,000	3,000
Share capital, September 30, 2021	19,198,668	19,198